Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	Vampt America, Inc.
Entity Central Index Key	0001365022
Document Type	8-K
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 81,842	$ 13,469
Accounts receivable	10,311	27,774
Accounts receivable - related party	25,000
Inventories	213,843	255,674
Prepaid expenses and deposits	61,000	11,300
Total current assets	391,996	308,217
Deferred financing costs	9,912
Total Assets	401,908	308,217
Accounts payable and accrued liabilities	281,713	534,133
Short term note payable	575,000	602,158
Short term convertible notes payable	380,590
Derivative liability	9,768
Due to stockholder	683,937	750,000
Total Current liabilities	1,931,008	1,886,291
Long term convertible notes payable	64,702	34,122
Total Liabilities	1,995,710	1,920,413
Stockholders’ equity (deficit)
Capital Stock Authorized: 100,000,000 common share, $0.001 par value , Issued and outstanding shares: 7272062 and 1, respectively March 31, 2012 and December 31, 2011	727
Additional paid in capital	661,517	1
Capital stock subscribed, but unissued	5,385	294,898
Deficit	(2,261,431)	(1,907,095)
Total stockholders’ equity	(1,593,802)	(1,612,196)
Total	$ 401,908	$ 308,217

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	20,469,061	1
Common stock, shares outstanding	20,469,061	1

Consolidated Statements Of Operations (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Revenue	$ 27,850	$ 207,025
Cost of goods sold	39,358	196,701
Gross Profit	(11,508)	10,324
Expenses
Compensation and benefits	164,387	103,813
General and administrative	28,707	5,018
Product research and development		240
Professional fees	38,810	23,835
Sales and marketing	57,634	6,874
Travel	20,654	36,677
Operating expenses total	310,192	176,457
Other Income (Expense)
Gain on derivative liability	736
Interest expense	(33,372)
Net loss	$ (354,336)	$ (166,133)

Consolidated Statements Of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities
Net loss	$ (354,336)	$ (166,133)
Adjustments to reconcile net loss to net cash provided by operating activities:
Gain on derivative liability	(736)
Amortization of deferred financing costs	119
Destruction of inventory	13,519
Amortization of debt discount	11,790
Common stock issued for services	23,595
Changes in operating assets and liabilities:
Accounts receivable	(7,537)	(67,756)
Inventory	28,312	(232,165)
Prepaid expenses and deposits	(49,700)
Accounts payable and accrued liabilities	(279,579)	466,054
Net cash used for operating activities	(614,553)
Financing Activities
Repayments to related party	(66,063)
Proceeds from the issuance of debt	409,885
Payment of financing fees	(10,030)
Proceeds from sale of common stock	349,134
Net cash provided by financing activities	682,926
Increase in cash and cash equivalents	68,373
Cash and cash equivalents, beginning of period	13,469
Cash and cash equivalents, end of period	81,842
Supplementary cash flow information:
Cash paid on interest	21,089
Non-cash items:
Reclassification of debt to accrued interest	27,158
Debt discount from derivative liability	$ 10,504

Basis Of Presentation And Nature Of Operations	3 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation And Nature Of Operations

1.	1. BASIS OF PRESENTATION AND NATURE OF OPERATIONS

VAMPT Beverage USA, Corp. (“we”, “our”, “VAMPT” or the “Company”) a Nevada corporation, was incorporated January 13, 2011. The principal business activity is the production and distribution of “Ready to Drink” flavored alcoholic beverages to the North American market.

On July 21, 2011, Vampt Beverage Company Limited (“Vampt Beverage”) was incorporated in Nevada. Vampt is the sole stockholder of Vampt Beverage.

Going Concern	3 Months Ended
Mar. 31, 2012
Going Concern
Going Concern
2.	GOING CONCERN

Management has prepared these financial statements assuming the Company will continue as a going concern, which assumes that the Company will continue its operations for the foreseeable future and realize its assets and discharge its liabilities in the normal course of business. At March 31, 2012, the Company had a working capital deficit of $1,539,012, which casts substantial doubt about the ability of the Company to continue as a going concern.

The Company’s ability to continue as a going concern is dependent on management’s ability to successfully implement the business plans, including accessing future funding until it has profitable operations. If the Company is not able to develop a market for its alcoholic beverages, or if the going concern is otherwise not appropriate in future periods, adjustments to the amounts recorded for, and classification of, assets and liabilities may be necessary.

Continued operations of the Company are dependent on the Company’s ability to obtain additional financing and to receive continued financial support from its creditors and stockholders and to generate future positive earnings and cash flows from operations. Management plans to obtain additional financing by way of the issuance of common shares and issuance of promissory notes and other debt instruments. However, there can be no assurance that the financing will be available as necessary, or if the financing is available, that it will be on terms acceptable to the Company. The outcome of these matters cannot be determined at this time.

The consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate. If the going concern basis were not appropriate for these consolidated financial statements, then adjustments would be necessary in the carrying value of the assets and liabilities, the reported revenue and expenses and the balance sheets classifications used.

Summary Of Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation — The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary Vampt Brewing Company Limited (“Vampt Brewing”). All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated in consolidation.

Recent Accounting Pronouncements — We do not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

Deferred Financing Costs — Costs incurred to obtain long-term financing are amortized over the terms of the respective debt agreements using the interest method. In addition, deferred financing costs associated with convertible notes are expensed immediately, upon the conversion of portions of such notes into Common Stock. Amortization of deferred financing costs included in interest expense was $119 and $0 in the three months ended March 31, 2012 and 2011.

Convertible Debt	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Convertible Debt
4.	CONVERTIBLE DEBT

In January 2012, the Company issued $29,295 of preferred return convertible certificates that are convertible into common stock at $0.50 on demand. The units are redeemable 18 months after issuance at twice the original face value, less previous payments made to the date of redemption. Each certificate holder received common share purchase warrants at a rate of one warrant for every $10 of convertible certificates purchased. Each warrant issued has a 3-year term and is exercisable at $0.50. The conversion option embedded in the certificate and the warrants both contain reset provisions that allow for a reduction in the conversion price or exercise price based on a future issuance of debt or warrants. The Company determined that these provisions that protect holders from declines in the Company’s stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under ASC 815 – 40 – 15 result in these instruments not being indexed to the Company’s own stock. On the issuance date of the instruments, the fair value of these instruments was determined to be approximately $10,504, which was recorded as a derivative liability.

As a result of the redemption provision, conversion option and warrants described above, a total discount of $39,799 was recognized for this note during the three months ended March 31, 2012.

In March 2012, the Company received $380,590 as a convertible debenture (the “Debenture”) bearing 9% interest per annum due February 28, 2013. The Debenture is convertible as to principal and interest at any time at the holder’s election into share units (“Share Units”) (composed of a common share and a half warrant) at a price of $0.75 per Share Unit. The warrant is an eighteen-month warrant (from the debenture issue date) permitting the purchase of another common share at a price of $0.75 per share employing two half warrants.

The Company evaluated the embedded conversion features within the convertible debt under ASC 815 “Derivatives and Hedging” and determined the embedded conversion feature should be classified in equity. Additionally, the instruments were evaluated under ASC 470-20 “Debt with Conversion and Other Options” for consideration of any beneficial conversion feature. The Company determined the instruments had no intrinsic value and therefore no discount was recorded for a beneficial conversion feature.

Derivative Liabilities	3 Months Ended
Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities
5.	DERIVATIVE LIABILITIES

As described in Note 4, the Company has issued a convertible preferred certificate and warrants with certain reset provisions. The Company accounted for these reset provisions in accordance with ASC 815-40, which requires that the Company bifurcate the embedded conversion option as liability at the grant date and to record changes in fair value relating to the conversion option liability and warrants in the statement of operations as of each subsequent balance sheet date. The initial value of these liabilities was $10,504. They were re-measured at March 31, 2012 and a gain of $736 was recognized for the quarter ended March 31, 2012.

Fair Value	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value
6.	FAIR VALUE

The Company measures fair value in accordance with a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following is a reconciliation of the conversion option liability and detachable warrant liability for which Level 3 inputs were used in determining fair value:

Beginning balance January 1, 2012	$0

Initial recognition of debt derivative from issuance of January 3, 2012, $29,295 convertible note and warrants	10,504

Mark to market of debt derivative	(736)

Derivative as of March 31, 2012	$9,768

The Company’s conversion option and warrant liabilities are valued using pricing models and the Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. These consolidated financial liabilities do not trade in liquid markets, and as such, model inputs cannot generally be verified and do involve significant management judgment. Such instruments are typically classified within Level 3 of the fair value hierarchy. The Company determined a fair value for this convertible note using the Black Scholes Option Pricing. Significant assumptions used in the valuation include the following:

Dividend yield: 0%

Expected volatility of 55.42% to 63.71%

Risk free rate: 0.21% to 0.27%

Expected term: 1.0 to 1.5 years.

Capital Stock	3 Months Ended
Mar. 31, 2012
Capital [Abstract]
Capital Stock
7.	CAPITAL STOCK

During Q1, the Company issued 42,083 common shares to certain members of management as a form of compensation to satisfy the services they are performing for the Company. The Company determined the fair value of these shares to be $23,595 based on sales of common shares to third parties during the same period and recorded this as stock based compensation during the three months ended March 31, 2012.

During the period, the Company issued 7,229,978 shares for cash at prices ranging from $0.0001 to $0.75 per share for total proceeds of $349,134, net of $13,083 of offering costs.

Related Party Transactions	3 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
8.	RELATED PARTY TRANSACTIONS

During the three months ended March 31, 2012, the Company repaid advances in the amount $66,063 to Vampt Canada, a stockholder. The remaining amount due of $683,937 is unsecured, bears no interest and is repayable based on the terms and conditions agreed to in the Technology Transfer Agreement, as described in the December 31, 2011 audited financial statements of the Company.

During three months ended March 31, 2012, the Company sold 6,992,500 shares for cash at $.0001 per share to related parties.

During the three months ended March 31, 2012, the Company paid $13,083 of finder’s fees related to equity or debt financing to related parties.

As of March 31, 2012, the Company is owed $25,000 of receivables for services performed for a related party.

Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
9.	Subsequent events

Reverse Merger Transaction

Effective May 7, 2012, the Company entered into a series of transactions pursuant to which it acquired an operating business Vampt Beverage USA, Corp, (“Vampt”), by completing a statutory merger under the Nevada Revised Statutes (the “Merger”). The Merger was agreed to under a plan of merger and merger agreement dated December 8, 2011 among the Company and Vampt. The Merger was effected by converting all of the issued and outstanding common stock in the capital of Vampt and common share purchase warrants into the equivalent securities in the Company at a ratio of three-quarters of a Company security for every 1 Vampt security issued and at a price of less than $0.50 per share, and at a ratio of 1 the Company security for every 1 Vampt security issued at a price of $0.50 or more, and outstanding as of the effective time of the Merger. A total of 10,568,751 Company common shares and Company warrants to purchase up to an additional 476,250 Company common shares at a price of $0.75 per share until October 15, 2014 were issued, representing 60.4% of the total common shares of Vampt on a fully diluted basis taking into account the additional subscriptions received by Vampt, but not issued out of treasury as at June 30, 2012. The warrants issued by the Company are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate changes. As a result of the Merger, Vampt became a controlled majority-owned subsidiary of the Company. Vampt has one wholly-owned subsidiary, Vampt Brewing Company Limited.

Prior to and after completing the Merger, Vampt entered into subscription agreements granting subscribers the right to purchase 8,230,363 common shares and 4,073,158 warrants, options and convertible debt, representing 39.6% of the issued and outstanding securities of Vampt on a fully diluted basis. These securities had not been converted into securities of the Company as of June 30, 2012.

The Company also created a class of Series A Preferred Stock (the “Preferred Shares”) pursuant to the Merger. A total of 100 Preferred Shares (100%) were issued to Ian Toews, the former principal shareholder of Vampt who is now the Chief Executive Officer and a Director of the Company, under the Merger Agreement. The Preferred Shares carry the right for the holder to appoint two directors to the Company’s board of directors for a period of 3 years after the effective time of the Merger and the right to receive 10% of the consideration tendered in the event of any take-over or buy-out of the Company.

Effective June 19, 2012, pursuant to the Merger the Company changed its name from “Coronado Corp.” to “Vampt America Inc.”

Based on the unaudited balance sheet of the Company pre-Merger, the net assets at estimated fair market value that were combined in the Merger were as follows:

Cash	$47,425
Current liabilities	$21,308
Net assets acquired	$26,117

Notes Payable

On April 11, 2012, the Company negotiated a Loan Transfer, Guarantee and Warrant Agreement (the “Loan Agreement”) which amended and modified the terms of the original agreement entered in August 11, 2011. The following terms were amended:

●	Vampt has replaced Vampt Beverage Corp. (“Vampt Canada”) as co-debtor with Vampt Brewing

●	The term of the loan will be extended to March 31, 2014

●	The facility will be reduced to $1,200,000

●	Any warrants of Vampt Canada previously earned by the lenders shall now receive 1,200,000 warrants of the Company exercisable at $0.75 with an expiration date of March 31, 2014 and 750,000 warrants exercisable at $0.17, with an expiration date of March 31, 2014

The Company evaluated the amended and modified terms under Accounting Standards Codification (“ASC”) 470-60 “Troubled Debt Restructurings”. Because the lenders did not grant a concession on this outstanding loan, the transaction was not accounted for as troubled debt restructuring. Consequently, the Company evaluated these transactions under ASC 470-50 “Debtor’s Accounting for a Modification or Exchange of Debt Instruments” to determine if the modification was substantial. Because the change in the present value of the future cash flows between the original debt and the amended debt was greater than 10%, the debt modification was determined to be substantial and accordingly the debt was extinguished. As a result, the Company recorded the incremental fair value of the warrants granted in the transaction of $457,777 as a loss on debt extinguishment during the six months ended June 30, 2012. As of June 30, 2012, the Company owed $546,683 under the amended note.

The Company paid legal fees of $34,040 to facilitate this transaction. The amount has been capitalized as a deferred financing cost and $3,952 has been amortized into interest expense as of June 30, 2012.

During the quarter ended June 30, 2012, the Company received advances of $129,131 from a related party that bear interest at 12%, are unsecured and due on demand. $68,503 was repaid on these advances during the same quarter.

Convertible Debt

In June 2012, the Company received $330,000 and in July 2012 the Company received $100,000 as convertible debentures (the “Debentures”) bearing 9% interest per annum due October 1, 2013. The Debentures are convertible as to principal and interest at any time at the holder’s election into common stock of the Company at a price of $0.80 per share. Each debenture holder received a warrant representing one half warrant for every $0.80 of debenture subscribed to and allows the holder to purchase a common share of the Company at a price of $1.00 per each two half warrants. The warrants expire January 1, 2014. As at June 30, 2012, there was a total of $330,000 debentures subscribed to and issued and 412,500 half warrants issued.

The Company evaluated the embedded conversion features within the convertible debt under ASC 815 “Derivatives and Hedging” and determined the embedded conversion feature should be classified in equity. Additionally, the instruments were evaluated under ASC 470-20 “Debt with Conversion and Other Options” for consideration of any beneficial conversion feature. The Company determined the instruments had no intrinsic value and therefore no discount was recorded for a beneficial conversion feature.

The Company recognized a debt discount of $8,919 for the relative fair value of the warrants granted in the transaction.

Capital Stock

Subsequent to March 31, 2012, the Company issued 10,011,547 shares for cash at prices ranging from $0.0001 to $0.75 per share for total proceeds of $83,424.

On April 30, 2012, the Company engaged a consultant for the purpose of providing advisory services regarding marketing and strategic issues to and on behalf of the Company, on a non-exclusive, non-full time basis. As compensation for those services, the consultant will receive 3,500,000 stock options (the “Options”) of Vampt. The Options are exercisable at $0.50 per share and expire April 30, 2019. The Options vest as follows:

●	40% of the Options will vest and become exercisable 90 days from the date of the agreement;

●	An additional 20% of the Options will vest on the first anniversary of the agreement;

●	An additional 20% of the Options will vest on the second anniversary of the agreement;

●	The final 20% of the Options will vest on the third anniversary of the agreement.

The options were valued using the Black-Scholes-pricing model. Significant assumptions used in the valuation include the following:

Expected term: 6.8 years

Expected volatility: 63.55%

Risk free interest rate: 1.11%

Expected dividend yield 0%

The grant date fair value of the options were determined to be $1,237,966.

Summary Of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Principles Of Consolidation

Principles of Consolidation — The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary Vampt Brewing Company Limited (“Vampt Brewing”). All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated in consolidation.

Deferred Financing Costs

Deferred Financing Costs — Costs incurred to obtain long-term financing are amortized over the terms of the respective debt agreements using the interest method. In addition, deferred financing costs associated with convertible notes are expensed immediately, upon the conversion of portions of such notes into Common Stock. Amortization of deferred financing costs included in interest expense was $119 and $0 in the three months ended March 31, 2012 and 2011.

Fair Value (Tables)	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Schedule Of Reconciliation Of The Conversion Option Liability And Detachable Warrant Liability
Beginning balance January 1, 2012	$0

Initial recognition of debt derivative from issuance of January 3, 2012, $29,295 convertible note and warrants	10,504

Mark to market of debt derivative	(736)

Derivative as of March 31, 2012	$9,768

Subsequent Events(Tables)	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Schedule Of Net Assets At Estimated Fair Market Value
Cash	$47,425
Current liabilities	$21,308
Net assets acquired	$26,117

Fair Value - Schedule Of Reconciliation Of The Conversion Option Liability And Detachable Warrant Liability (Details) (USD $)	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Beginning balance January 1, 2012	$ 0
Initial recognition of debt derivative from issuance of January 3, 2012, $29,295 convertible note and warrants	10,504
Mark to market of debt derivative	(736)
Ending balance as of June 30, 2012	$ 9,768

Subsequent Events - Schedule Of Net Assets At Estimated Fair Market Value (Details) (USD $)	Mar. 31, 2012
Subsequent Events [Abstract]
Cash	$ 47,425
Current liabilities	21,308
Net assets acquired	$ 26,117

Going Concern (Details Narrative) (USD $)	Mar. 31, 2012
Going Concern
Working capital deficit	$ 1,539,012

Convertible Debt (Details Narrative) (USD $)	1 Months Ended	3 Months Ended
	Jan. 31, 2012 Year	Mar. 31, 2012 Number	Jul. 31, 2012	Jun. 30, 2012 Number
Debt Disclosure [Abstract]
Preferred return convertible certificates	$ 29,295
Common shares price per share	$ 0.5
Preferred shares redeemable term	18
Convertible cerficates purchased for every one common share warrants	10
Common share warrant period	3
Exercisable price of common share warrant	$ 0.5
Fair value of derivative liability	10,504
Discount on convertible warrants		39,799
Convertible debentures		$ 380,590	$ 100,000	$ 330,000
Interest on convertible debentures		900.00%		900.00%
Common shares price per share		$ 0.75		$ 0.8

Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Initial value of derivative liabilities	$ 10,504
Gain recognized from derivatives	$ 736

Fair Value (Details Narrative)	0 Months Ended	3 Months Ended
	Apr. 30, 2012 Number	Mar. 31, 2012 Number
Dividend yield	0.00%	0.00%
Expected volatility	6355.00%
Risk free rate	111.00%
Expected term	6 years 9 months 18 days
Minimum [Member]
Expected volatility		5542.00%
Risk free rate		21.00%
Expected term		1 year
Maximum [Member]
Expected volatility		6371.00%
Risk free rate		27.00%
Expected term		16 years

Capital Stock (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2012
Common shares isued as a compensation	42,083
Stock based compensation	$ 23,595
Common shares issued for cash	7,229,978
Common shares issued for cash, value	349,134
Offering cost on issue of common shares for cash	$ 13,083
Minimum [Member]
Common share price per share	$ 0.0001
Maximum [Member]
Common share price per share	$ 0.75

Related Party Transactions (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Repaid advances to a stockholder	$ 66,063
Unsecured debt due to related party			683,937
Sold shares for cash to related party		6,992,500
Price per share sold to related party	$ 0.0001
Shares issued for services to related parties	56,419
Fees paid to related party for equity and debt financing	13,083
Receivables due from related party	$ 25,000

Subsequent Events (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended				3 Months Ended		0 Months Ended
	Apr. 30, 2012 Year Number	Mar. 31, 2012 Number	Jun. 30, 2012 Year Number	Jul. 31, 2012	May 07, 2012 Number	Apr. 11, 2012	Mar. 31, 2012 Minimum [Member] Number	Mar. 31, 2012 Maximum [Member] Number	Apr. 11, 2012 0.75 Exercise Price [Member]	Apr. 11, 2012 0.17 Exercise Price [Member]
Common shares issued in merger of business					10,568,751
Common shares issued for warrants					476,250
Common shares price per share on merger of business					$ 0.75
Percentage of common shares issued on merger of business					6040.00%
Number of common shares which can be purchased in merger of business			8,230,363
Warrants outstanding in merger of business			4,073,158
Percentage of issued and outstanding securities in business merger			3960.00%
Series A preferred stock issued in merger of busines			100
Percentage of preferred shares issued in merger of business			10000.00%
Term of directors after merger			300.00%
Percentage of consideration to prefered shares on take over of business			1000.00%
Reverse merger description					The Merger was effected by converting all of the issued and outstanding common stock in the capital of Vampt and common share purchase warrants into the equivalent securities in the Company at a ratio of three-quarters of a Company security for every 1 Vampt security issued and at a price of less than $0.50 per share, and at a ratio of 1 the Company security for every 1 Vampt security issued at a price of $0.50 or more, and outstanding as of the effective time of the Merger.
Credit facilities maximum borrowing capacity						$ 1,200,000
Warrants exercisable									1,200,000	750,000
Exercise price of warrants									$ 0.75	$ 0.17
Warrants expiration date									2014-03-31	2014-03-31
Change in the present value of the future cash flows is greater between original and amended debt						$ 10
Loss on debt extinguishment			546,683
Outstanding notes payable			546,683
Legal fees paid		34,040
Interest expense		3,952
Advances from related party		129,131
Intrerest on unsecured debt from related party		900.00%	900.00%
Notes payable repayment		68,503
Interest on related party debt			12
Convertible debentures		380,590	330,000	100,000
Interest on convertible debentures		900.00%	900.00%
Common shares price per share		$ 0.75	$ 0.8
Price per warrant			$ 1
Debentures subscribed and issued			330,000
Warrants issued			412,500
Debt discount for warrants granted			8,919
Common shares issued for cash		7,229,978
Common share price per share							$ 0.0001	$ 0.75
Common shares issued for cash, value		349,134
Stock options granted for services	3,500,000
Stock options exercisable per share	$ 0.5
Options which will vest and become exercisable 90 days from the date of the agreement	4000.00%
Stock options exercisable days	90
Percentage of options which will vest on the first anniversary of the agreement	20
Percentage of options which will vest on the second anniversary of the agreement	20
Percentage of options which will vest on the third anniversary of the agreement	20
Expected term	6 years 9 months 18 days						1 year	16 years
Expected volatility	6355.00%						5542.00%	6371.00%
Risk free interest rate	111.00%						21.00%	27.00%
Expected dividend yield	0.00%	0.00%
Grant date fair value of options	$ 1,237,966